Organization and Business Operations	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Safety Shot Inc. (NASDAQ: SHOT) was formerly known as Jupiter Wellness Inc. In August 2023 the Company acquired certain assets of GBB Drink Lab Inc which included the blood alcohol detox drink Safety Shot, an over-the-counter drink that can lower blood alcohol content to allow recovery from the effects of alcohol at a rate faster than would occur normally. Concurrently with the purchase, the Company changed its name to Safety Shot, Inc. and changed its NASDAQ trading symbol to SHOT. The Company launched Safety Shot in December 2023.

Safety Shot has a well-established clinical development infrastructure and fits within the Company’s existing over-the-counter health and wellness products. The Company will continue its current products line as an operating division and is committed to supporting health and wellness by developing innovative solutions to a range of conditions. We take pride in our research and development of over-the-counter (OTC) products and intellectual property, which aim to address some of the most prevalent health and wellness concerns today. Our product pipeline includes a diverse range of products, such as hair loss treatments, eczema creams, vitiligo solutions, and sexual wellness products, that cater to different health and wellness needs. We are dedicated to staying up-to-date with the latest scientific research and technology, ensuring that our products are effective, safe, and meet the highest industry standards.

To achieve our mission, we rely on a team of highly skilled and experienced professionals who are committed to advancing our vision of health and wellness. Our team includes scientists, researchers, product developers, and business experts who collaborate to create new products and enhance existing ones. We also partner with industry leaders and organizations to leverage the latest technologies and expand our reach.

We generate revenue through various channels, including the sales of our OTC and consumer products. Our products are available through various retailers and e-commerce platforms, making them accessible to a broad customer base. Additionally, we collaborate with other companies to license our intellectual property, creating additional revenue streams and expanding our global presence.

Segment Reporting

The Company operates as a single reportable segment. The Chief Operating Decision Maker (CODM) (our CEO, Jarrett Boon) reviews the financial performance of the company on a consolidated basis and makes decisions regarding resource allocation at that level. As a result, the company has determined that it operates in a single operating segment in accordance with Accounting Standards Codification (ASC) 280, Segment Reporting. The company’s product is a dietary drink supplement. Revenues from external customers are derived from e-commerce, distributors, and direct to retail consumers. The company only operates in the United States.

Going Concern Consideration

As of December 31, 2024 and 2023, the Company had accumulated deficits of $115,090,347 and $65,680,715, respectively, and cash flow used in operations of $18,089,748 and $10,715,314 for the years ended December 31, 2024 and 2023. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. At December 31, 2024 and 2023, the Company had $348,816 and $3,833,349, respectively, in cash and working capital of a negative $6,816,953 and a positive $4,303,687, respectively. These conditions have raised doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC.